Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 6,896,515	$ 2,700,013	$ 1,777,276
Accounts receivable, net	2,523
Loans receivable from third parties	59,504,874	18,432,691	576,647
Prepayments	5,115,092
Due from related parties	20,366,043	55,839,045	2,840,728
Inventory	883,961
Other current assets	728,738	1,310,562	39,960
Assets of discontinued operations			5,743,789
Total current assets	93,497,746	78,282,311	10,978,400
Property and equipment, net	2,205
Investments in equity investees			410,000
Goodwill	70,088,377	69,322,325
Intangible assets	22,999,116	19,573,846
Total noncurrent assets	93,089,698	88,896,171	410,000
Total Assets	186,587,444	167,178,482	11,388,400
Current Liabilities
Accounts payable	2,301,057
Advances from customers	10,995,818	9,214,369
Third party loan payables	1,996,533		315,729
Due to related parties	1,349,180	7,346,021	166,332
Stock subscription advance			1,600,000
Bank borrowings	1,300,068	1,653,247
Income tax payable	6,703,087	5,460,631	14,735
Convertible notes	5,219,360
Acquisition payable		15,384,380
Current liabilities of discontinued operations			3,290,140
Other current liabilities	2,930,193	3,197,147	200,602
Total Current Liabilities	32,795,296	42,255,795	5,587,538
Deferred tax liabilities	4,535,242	4,893,461
Total Non-current Liabilities	4,535,242	4,893,461
Total Liabilities	37,330,538	47,149,256	5,587,538
Commitments and Contingencies
Equity
Common Stock	97,044	79,131	11,585
Additional paid-in capital	181,174,696	151,407,253	38,523,170
Statutory reserve	913,292	913,292
Accumulated deficit	(41,876,191)	(39,255,945)	(32,391,040)
Accumulated other comprehensive loss	8,948,065	6,885,495	(334,281)
Total TD Shareholders’ Equity	149,256,906	120,029,226	5,809,434
Non-controlling interest			(8,572)
Total Equity	149,256,906	120,029,226	5,800,862
Total Liabilities and Equity	$ 186,587,444	$ 167,178,482	$ 11,388,400